Employee Benefit Plan, Statement of Net Asset Available for Benefit (Statement) - EBP 009 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	$ 316,160	$ 287,284
EBP, Receivable	10,535	9,262
EBP, Investment, Plan Interest in Master Trust, Contract Value	15,152	15,782
EBP, Investment, Plan Interest in Master Trust, Fair and Contract Value	331,312	303,066
EBP, Note Receivable from Participant	8,902	8,171
EBP, Employer Contribution, Receivable	1,633	1,091
EBP, Asset	341,847	312,328
EBP, Accrued Expense	77	68
EBP, Liability	77	68
EBP, Net Asset Available for Benefit	$ 341,770	$ 312,260